Virtus Stone Harbor Emerging Markets Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023
($ reported in thousands)
	Par Value(1)	Value
Foreign Government Securities—78.8%
Angola —5.0%
Republic of Angola
144A 9.500%, 11/12/25(2)	$ 1,075	$ 1,055
144A 8.250%, 5/9/28(2)	478	417
144A 9.375%, 5/8/48(2)	278	212
RegS 8.250%, 5/9/28(3)	850	742
Republic of Angola Via Avenir II B.V. (6 month LIBOR + 4.500%) RegS 10.163%, 12/7/23(3)(4)(5)	173	172
Republic of Angola Via Avenir Issuer II Ireland DAC RegS 6.927%, 2/19/27(3)(4)	1,110	1,038
		3,636

Argentina—7.2%
Provincia De Buenos Aires RegS 6.375%, 9/1/37(3)(5)	9,856	3,745
Republic of Argentina 1.000%, 7/9/29	4,838	1,564
		5,309

Brazil—4.8%
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/27	14,800BRL	2,951
Series F 10.000%, 1/1/31	2,800BRL	537
		3,488

	Par Value(1)	Value

Colombia—4.2%
Republic of Colombia 4.500%, 3/15/29(6)	$ 1,660	$ 1,479
Titulos De Tesoreria 7.250%, 10/18/34	8,275,000COP	1,583
		3,062

Ecuador—4.9%
Republic of Ecuador
144A 6.000%, 7/31/30(2)(5)(6)	6,667	3,246
RegS 6.000%, 7/31/30(3)(5)	725	353
		3,599

Egypt—6.8%
Arab Republic of Egypt
144A 5.750%, 5/29/24(2)	1,418	1,288
RegS 6.200%, 3/1/24(3)	3,925	3,683
		4,971

El Salvador—5.5%
Republic of El Salvador
RegS 5.875%, 1/30/25(3)	718	656
RegS 6.375%, 1/18/27(3)(6)	3,872	3,013
RegS 8.625%, 2/28/29(3)	340	260
RegS 8.250%, 4/10/32(3)	118	90
		4,019

See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Ethiopia—1.9%
Federal Republic of Ethiopia 144A 6.625%, 12/11/24(2)(6)	$ 2,186	$ 1,422
Gabon—3.6%
Republic of Gabon
144A 6.950%, 6/16/25(2)(6)	2,080	1,726
RegS 6.950%, 6/16/25(3)	1,069	887
		2,613

Indonesia—4.2%
Indonesia Government Bond 8.375%, 4/15/39	40,300,000IDR	3,070
Iraq—1.0%
Republic of Iraq RegS 5.800%, 1/15/28(3)	844	775
Ivory Coast—1.0%
Ivory Coast Government International Bond
RegS 5.250%, 3/22/30(3)	489EUR	447
RegS 5.875%, 10/17/31(3)	330EUR	298
		745

Kenya—4.9%
Republic of Kenya
144A 6.875%, 6/24/24(2)(6)	3,230	3,054
RegS 6.875%, 6/24/24(3)	600	567
		3,621

Lebanon—0.7%
Lebanese Republic
6.375%, 3/9/20(7)	148	11
6.400%, 5/26/23(7)	848	62
	Par Value(1)	Value

Lebanon—continued
RegS 8.250%, 4/12/21(3)(7)	$ 5,175	$ 398
RegS 7.000%, 4/22/31(3)(7)	377	29
		500

Mongolia—0.2%
Mongolia Government International Bond 144A 8.650%, 1/19/28(2)	156	156
Mozambique—1.6%
Republic of Mozambique 144A 5.000%, 9/15/31(2)(5)(6)	1,531	1,155
Nigeria—6.9%
Republic of Nigeria
144A 6.500%, 11/28/27(2)	1,339	1,147
144A 6.125%, 9/28/28(2)	697	575
144A 8.375%, 3/24/29(2)	401	353
144A 7.696%, 2/23/38(2)(6)	860	623
RegS 8.375%, 3/24/29(3)(6)	2,200	1,938
RegS 8.747%, 1/21/31(3)	450	391
		5,027

Pakistan—2.6%
Islamic Republic of Pakistan
144A 6.000%, 4/8/26(2)	530	273
See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Pakistan—continued
RegS 8.250%, 4/15/24(3)(6)	$ 2,050	$ 1,643
		1,916

Papua New Guinea —1.1%
Papua New Guinea Government International Bond RegS 8.375%, 10/4/28(3)(6)	867	800
Senegal—0.4%
Republic of Senegal 144A 6.250%, 5/23/33(2)	365	298
South Africa—3.1%
Republic of South Africa
6.500%, 2/28/41	26,900ZAR	840
8.750%, 2/28/48	36,800ZAR	1,405
		2,245

Sri Lanka—0.2%
Republic of Sri Lanka 144A 7.850%, 3/14/29(2)(7)	300	135
Tunisia—4.3%
Tunisian Republic
144A 6.375%, 7/15/26(2)	360EUR	231
RegS 5.625%, 2/17/24(3)	3,140EUR	2,909
		3,140

Turkey—1.1%
Republic of Turkey 9.875%, 1/15/28	804	849
	Par Value(1)	Value

Venezuela—0.3%
Republic of Venezuela RegS 9.000%, 5/7/23(3)(7)	$ 2,250	$ 214
Zambia—1.3%
Republic of Zambia
144A 5.375%, 9/20/23(2)(7)	124	59
144A 8.970%, 7/30/27(2)(6)(7)	865	449
RegS 8.970%, 7/30/27(3)(6)(7)	900	467
		975

Total Foreign Government Securities (Identified Cost $63,894)		57,740

Corporate Bonds and Notes—49.3%
Brazil—0.5%
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(2)(6)	551	364
Colombia—3.9%
Empresas Publicas de Medellin ESP RegS 7.625%, 9/10/24(3)	2,700,000COP	634
Gran Tierra Energy International Holdings Ltd. 144A 6.250%, 2/15/25(2)(6)	1,267	1,108
See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Colombia—continued
Gran Tierra Energy, Inc. 144A 7.750%, 5/23/27(2)(6)	$ 1,410	$ 1,121
		2,863

Ghana—2.2%
Tullow Oil plc
RegS 7.000%, 3/1/25(3)(6)	1,912	1,307
RegS 10.250%, 5/15/26(3)	368	304
		1,611

India—1.3%
Adani Electricity Mumbai Ltd. RegS 3.949%, 2/12/30(3)	1,038	762
Adani Green Energy Ltd. RegS 4.375%, 9/8/24(3)	200	186
		948

Indonesia—3.0%
Indika Energy Capital IV Pte Ltd. RegS 8.250%, 10/22/25(3)	369	363
Theta Capital Pte Ltd.
RegS 8.125%, 1/22/25(3)	935	751
RegS 6.750%, 10/31/26(3)(6)	1,550	1,058
		2,172

Kazakhstan—1.3%
Development Bank of Kazakhstan JSC 144A 10.950%, 5/6/26(2)	506,000KZT	941
	Par Value(1)	Value

Macau—1.0%
Melco Resorts Finance Ltd. RegS 5.375%, 12/4/29(3)	$ 480	$ 400
Studio City Finance Ltd. 144A 5.000%, 1/15/29(2)	500	374
		774

Mexico—30.7%
Banco Mercantil del Norte S.A.
144A 5.875%(2)(6)(8)	1,268	1,113
RegS 6.750%(3)(8)	770	753
Cemex SAB de C.V. 144A 9.125% (2)(6)(8)	793	825
Petroleos Mexicanos
7.470%, 11/12/26	45,240MXN	2,233
7.690%, 1/23/50(6)	3,629	2,416
RegS 7.190%, 9/12/24(3)	63,700MXN	3,470
RegS 6.700%, 2/16/32(3)	171	130
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(3)	12,394	10,165
Sixsigma Networks Mexico S.A. de C.V. 144A 7.500%, 5/2/25(2)(6)	1,541	1,379
		22,484

Nigeria—1.0%
IHS Holding Ltd. 144A 6.250%, 11/29/28(2)	903	722
See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Peru—0.4%
Petroleos del Peru S.A.
RegS 4.750%, 6/19/32(3)	$ 250	$ 185
RegS 5.625%, 6/19/47(3)	225	144
		329

Turkey—0.8%
Aydem Yenilenebilir Enerji AS 144A 7.750%, 2/2/27(2)(6)	655	578
Uzbekistan—1.5%
Uzauto Motors AJ 144A 4.850%, 5/4/26(2)	1,285	1,121
Venezuela—0.6%
Petroleos de Venezuela S.A.
RegS 6.000%, 11/15/26(3)(9)	2,550	159
RegS 9.750%, 5/17/35(3)(9)	4,200	263
		422

Vietnam—1.1%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(2)(6)	890	803
Total Corporate Bonds and Notes (Identified Cost $41,270)		36,132
	Par Value(1)	Value

Credit Linked Notes—3.9%
Iraq—3.9%
Republic of Iraq
(Counterparty: BOA) 3.211%, 1/1/28(5)(10)	442,832JPY	$ 2,716
(Counterparty: BOA) 3.340%, 1/6/28(5)(10)	24,532JPY	151
Total Credit Linked Notes (Identified Cost $4,789)		2,867

Total Long-Term Investments—132.0% (Identified Cost $109,953)		96,739

TOTAL INVESTMENTS—132.0% (Identified Cost $109,953)		$96,739
Other assets and liabilities, net—(32.0)%		(23,476)
NET ASSETS—100.0%		$73,263
Abbreviations:
CDS	Credit Default Swap
DAC	Designated Activity Company
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2023, these securities amounted to a value of $28,323 or 38.7% of net assets.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(5)	Variable rate security. Rate disclosed is as of August 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	All or a portion is segregated as collateral for reverse repurchase agreements. On August 31, 2023, securities valued at $30,919 were pledged as collateral for reverse repurchase agreements.
(7)	Security in default; no interest payments are being received.
(8)	No contractual maturity date.
(9)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(10)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
Counterparties:
BCLY	Barclays
BOA	Bank of America
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
KZT	Kazakhstani Tenge
MXN	Mexican Peso
ZAR	South African Rand

Country Weightings†
Mexico	23%
Nigeria	6
Colombia	6
Argentina	6
Indonesia	5
Egypt	5
El Salvador	4
Other	45
Total	100%
† % of total investments as of August 31, 2023.
Reverse Repurchase Agreements as of August 31, 2023 were as follows:
Counterparty	Interest Rate	Acquisition Date*	Amount
JPM	5.60%	07/27/23	$(614)
JPM	5.65	07/27/23	(685)
JPM	5.65	07/27/23	(332)
JPM	5.65	07/27/23	(913)
JPM	5.70	07/27/23	(1,975)
JPM	5.75	07/27/23	(280)
See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
Reverse Repurchase Agreements as of August 31, 2023 were as follows:
Counterparty	Interest Rate	Acquisition Date*	Amount
JPM	5.75%	07/27/23	$(1,887)
JPM	5.80	07/27/23	(785)
JPM	5.80	07/27/23	(825)
JPM	5.80	07/27/23	(648)
JPM	5.80	07/27/23	(859)
JPM	5.80	07/27/23	(450)
JPM	5.80	07/27/23	(387)
JPM	5.80	07/27/23	(517)
JPM	5.80	07/27/23	(372)
JPM	5.85	07/27/23	(1,854)
JPM	5.90	07/27/23	(1,052)
JPM	5.90	07/27/23	(237)
JPM	5.90	07/27/23	(1,045)
JPM	5.95	08/23/23	(1,291)
JPM	5.95	08/23/23	(1,122)
JPM	5.95	08/29/23	(1,092)
JPM	6.00	07/27/23	(958)
JPM	6.05	08/23/23	(2,300)
JPM	6.10	07/27/23	(812)
JPM	6.10	07/27/23	(1,714)
JPM	6.15	07/27/23	(1,222)
Total			$(26,228)

Footnote Legend:
*	All agreements can be terminated by either party on demand at value plus accrued interest.

Over-the-counter credit default swaps - sell protection(1) outstanding as of August 31, 2023 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Republic of Argentina 5 Year CDS(3)	Quarterly	BCLY	5.000%	12/20/25	$11,200	$(5,953)	$(1,625)	$—	$(4,328)
Total						$(5,953)	$(1,625)	$—	$(4,328)

See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
Footnote Legend:
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Based on Republic of Argentina Sovereign Debt Obligation, USD Denominated 1.00% fixed coupon, 7/09/2029 maturity.
The following table summarizes the value of the Fund’s investments as of August 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2023	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$36,132	$36,132	$—
Foreign Government Securities	57,740	57,740	—
Credit Linked Notes	2,867	—	2,867
Total Assets	96,739	93,872	2,867
Liabilities:
Other Financial Instruments:(1)
Over-the-Counter Credit Default Swap	(5,953)	(5,953)	—
Reverse Repurchase Agreements	(26,228)	(26,228)	—
Total Liabilities	(32,181)	(32,181)	—
Total Investments	$64,558	$61,691	$2,867

(1)	Other financial instruments are derivative instruments reflected in the Schedule of Investments. Swaps are reported at value. For liabilities arising from reverse repurchase agreements, the carrying amount approximates fair value due to the short-term maturity of these financial instruments.
There were no securities valued using quoted prices (Level 1) at August 31, 2023.
Securities held by the Fund with an end of period value of $159 were transferred from Level 3 to Level 2 due to a increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Credit Linked Notes
Investments in Securities
Balance as of November 30, 2022:	$ 3,632	$ 108(a)	$ 3,524
Accrued discount/(premium)	56	—	56
Net realized gain (loss)	(107)	193	(300)
Net change in unrealized appreciation (depreciation)(b)	399	51	348
Purchases	—(c)	—(c)	—
Sales(d)	(954)	(193)	(761)
Transfers from Level 3(e)	(159)	(159)	—
Balance as of August 31, 2023	$ 2,867	$ —	$ 2,867
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at August 31, 2023, was $348.
(c) Amount is less than $500 (not in thousands).
(d) Includes paydowns on securities.
(e) Transfers into and/or from represent the ending value as of August 31, 2023, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.